Employee Benefit Plans (Summary Of Stock Option Activity) (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Options
Options Outstanding, beginning balance	95,015	167,554	173,601
Options, Granted	24,348	12,961	13,953
Options, Exercised	(32,750)	(81,500)	(20,000)
Options, Forfeited	0	(4,000)	0
Options Outstanding, ending balance	86,613	95,015	167,554
Weighted-Average Exercise Price
Weighted-Average Exercise Price, Outstanding, beginning balance	$ 38.38	$ 36.74	$ 35.26
Weighted-Average Exercise Price, Granted	43.73	46.41	44.43
Weighted-Average Exercise Price, Exercised	35.28	36.63	29.19
Weighted-Average Exercise Price, Forfeited	0.00	31.66	0
Weighted-Average Exercise Price, Outstanding, ending balance	$ 41.08	$ 38.38	$ 36.74
Options, Exercisable at end of year	3,000	19,750	89,750
Weighted-Average Exercise Price, Exercisable at end of year	$ 29.45	$ 34.54	$ 36.73
Options
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares	83,613	75,265	77,804	96,769
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	24,348	12,961	13,953
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares	16,000	15,500	32,918
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested Options Forfeited, Number of Shares	0	0	0
Weighted-Average Exercise Price
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Grant Date Fair Value	$ 41.47	$ 39.38	$ 36.76	$ 33.10
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	43.73	46.41	44.43
Weighted-Average Exercise Price, Vested during the year	35.09	32.09	29.25
Weighted-Average Exercise Price, Forfeited during the year	$ 0.00	$ 0.00	$ 0
Proceeds from stock option exercises	$ 1.2	$ 3.0	$ 0.6
Intrinsic value of stock options exercised	0.6	0.9	0.3
Stock-based compensation expense associated with stock options	0.2	0.2	0.2
Income tax benefit recognized related to stock-based compensation	0.1	$ 0.1	$ 0.1
Unrecognized stock-based compensation expense	$ 0.4
Weighted average period in which the above amount is expected to be recognized	2 years 5 months